FAIR VALUE MEASUREMENTS (Tables)	12 Months Ended
Dec. 31, 2025
Fair Value Disclosures [Abstract]
Schedule of fair value of financial assets and liabilities
	As of December 31,
	2025			2024
	Level 1	Level 2	Total	Level 1	Level 2	Total
Cash equivalents:
Money market funds	$1,039,648	$—	$1,039,648	$1,291,274	$—	$1,291,274
Marketable securities:
U.S. Treasury bills	162,308	—	162,308	50,004	—	50,004
Foreign currency
derivative contracts:
Foreign exchange
contracts	—	20,168	20,168	—	2,984	2,984
Total	$1,201,956	$20,168	$1,222,124	$1,341,278	$2,984	$1,344,262